INTANGIBLE ASSETS - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
INTANGIBLE ASSETS
At the beginning of the year	$ 10,237,674
At the End of the year	$ 11,422,105	$ 10,237,674
Weighted average cost of capital, measurement input [member]
INTANGIBLE ASSETS
Average cost of capital (WACC)	14
Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	$ 5,494,180
At the End of the year	5,494,180	5,494,180
Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	301,881
At the End of the year	301,881	301,881
Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	4,441,613
At the End of the year	5,626,044	4,441,613
Gross carrying amount
INTANGIBLE ASSETS
At the beginning of the year	14,307,735	11,692,729
Additions	3,228,118	2,636,556
Disposals	(17,528)	(21,550)
At the End of the year	17,518,325	14,307,735
Gross carrying amount | Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	5,494,180	5,483,173
Additions		11,007
At the End of the year	5,494,180	5,494,180
Gross carrying amount | Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	301,881	301,881
At the End of the year	301,881	301,881
Gross carrying amount | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	8,511,674	5,907,675
Additions	3,228,118	2,625,549
Disposals	(17,528)	(21,550)
At the End of the year	11,722,264	8,511,674
Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
At the beginning of the year	(4,070,061)	(2,757,855)
Disposals	5,849	106
Of the year	(2,032,008)	(1,312,100)
At the End of the year	(6,096,220)	(4,070,061)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	(4,070,061)	(2,757,855)
Disposals	5,849	106
Of the year	(2,032,008)	(1,312,100)
At the End of the year	$ (6,096,220)	$ (4,070,061)